LEASE (Tables)	12 Months Ended
Dec. 31, 2019
Lease
Schedule of component lease receivables

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Current
Account receivable - Operating lease	46,331	38,201	5,487
Account receivable - Sales-type lease	—	675	97
Net investment in direct financing leases	29,638	35,240	5,062

Non-current
Net investment in direct financing leases	42,977	27,084	3,890

Total	118,946	101,200	14,536

Schedule of component sales-type and direct financing leases

	For the Year Ended December 31, 2019
	Sales-type leases		Direct financing		Operating leases
			leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	(21,229)	(3,049)	—	—	—	—

Interest income on net investment in the lease	1,130	162	3,944	567	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	1,130	162	—	—	—	—

Lease income relating to lease payments					53,485	7,683
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	45,887	6,591

Schedule of Net Investment in Direct Financing Leases

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Minimum lease payments to be received	83,079	68,520	9,842
Unearned income	(10,464)	(6,196)	(890)
Net investment in direct financing leases	72,615	62,324	8,952
Current	29,638	35,240	5,062
Non-current	42,977	27,084	3,890
Total	72,615	62,324	8,952

Schedule of future minimum lease payments to be received from such non-cancelable direct financing leases

	Future minimum
	direct financing lease payments
	RMB	US$
2020	39,050	5,609
2021	17,138	2,462
2022	7,446	1,070
2023	3,003	431
2024	1,883	270
Above 5 years	—	—

Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases

	Future minimum
	operating lease payments
	RMB	US$
2020	8,972	1,289
2021	8,972	1,289
2022	7,886	1,133
2023	7,196	1,034
2024	5,496	789
Above 5 years	13,708	1,969

Schedule of components of lease cost

	For the year ended December 31, 2019
	RMB	US$
Operating lease cost	32,002	4,597
Short term lease cost	625	90

Total	32,627	4,687

Schedule of cash flow and other information operating leases

	For the year
	ended December 31, 2019
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	18,491	2,656
ROU assets obtained in exchange for operating lease liabilities *	234,915	33,743
Weighted-average remaining lease terms (in years)	4	4
Weighted-average discount rate	4.87%	4.87%

Summary of future minimum lease payments

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2020	25,362	3,643
2021	24,481	3,516
2022	20,654	2,967
2023	19,996	2,872
2024	19,306	2,773
Thereafter	256,158	36,796
Total future lease payments	365,957	52,567
Less: Imputed interest	134,256	19,285
Total lease liability balance	231,701	33,282

Schedule of prepaid land lease payments

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
	Prepaid land lease
	payment	Right-of-use asset	Right-of-use asset

Land use rights	456,823	456,823	65,619
Less: accumulated amortization	(18,500)	(27,962)	(4,017)
Net carrying value	438,323	428,861	61,602

Schedule of estimated annual amortization expenses

	Amortization
	RMB	US$
2020	9,462	1,359
2021	9,462	1,359
2022	9,462	1,359
2023	9,462	1,359
2024	9,462	1,359